Expenses by Nature - Schedule of Expenses by Nature (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Analysis of income and expense [abstract]
Production expenses	$ 402,089	$ 65,538
Depreciation, amortization and impairments	464,370	249,087
Employee expenses	3,624,021	1,081,353
Marketing expenses	941,845	382,716
Professional fees	1,550,864	1,305,435
Other expenses	814,863	526,000
Total	7,798,052	3,610,129
Depreciation of property, plant and equipment and right-of-use assets	287,800	114,042
Impairment of property, plant and equipment and right-of-use assets	40,599
Amortization of intangible assets	136,489	135,045
Equity settled share based payment charge	$ 70,892,497	$ 362,364